Segment Reporting - Narrative (Detail) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($) subsidiary	Sep. 30, 2018 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2019 USD ($) subsidiary segment	Sep. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment				3
Number of lines of businesses, more than | segment				1
Equity income (loss) (note 4) | $	$ 21,514	$ 13,744		$ (46,423)	$ 41,698
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss) (note 4) | $		$ (500)	$ (3,100)		$ (9,200)
Subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary	2			2